Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2021
Credit Loss, Additional Improvements [Abstract]
Schedule of accounts receivable
	June 30, 2021	December 31, 2020
	(Unaudited)
Accounts receivable	$7,565,369	$5,018,839
Less: allowance for doubtful accounts	(79,763)	(78,927)
Accounts receivable, net	$7,485,606	$4,939,912